Operating Leases (Tables)	12 Months Ended
Mar. 31, 2018
Operating Leases
Schedule of Operating Leases
	As At March 31
	2018	2017
	(in thousands)
Within one year	$149	$645
Within two to five years	267	273
	$416	$918